Summary of Significant Accounting Policies - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 18, 2023 USD ($)
Cash and Cash Equivalents [Line Items]
Number of operating segments | segment		1
Number of reportable segments | segment		1
Restricted cash	$ 339,000	$ 508,000	$ 0
Cash and cash equivalents, at or above FDIC insurance limits	66,500,000	147,700,000
Debt securities, held-to-maturity, allowance for credit loss		0
Capitalized computer software, net		300,000	400,000
Capitalized computer software, amortization		200,000	200,000
Capitalized computer software, impairments		0	0
Tangible asset impairment charges	100,000	0	0
Lease contingent value rights liability, current	768,000	281,000	0
Lease contingent value rights liability, non-current	$ 646,000	1,006,000	$ 0
Restructuring reserve				$ 900,000
Expected dividend yield		0
Accrued Liabilities And Other Liabilities, Current
Cash and Cash Equivalents [Line Items]
Restructuring reserve		$ 800,000